ACCOUNTS PAYABLE, ACCRUED EXPENSES AND LEGAL SETTLEMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND LEGAL SETTLEMENT

NOTE 9.	ACCOUNTS PAYABLE, ACCRUED EXPENSES AND LEGAL SETTLEMENT

Accounts payable and accrued expenses consisted of the following as of September 30, 2021 and June 30, 2021:

	September 30,	June 30,
	2021	2021
Accounts payable	$2,568,546	$1,672,647
Accrued interest	135,716	129,596
Taxes payable	282,900	238,020
Accrued payroll, vacation and bonus payable	391,016	1,049,359
Accrued operating expenses and legal settlement	3,243,844	773,252
Total	$6,622,022	$3,862,874

NOTE 9.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	June 30, 2021	June 30, 2020
Accounts payable	$1,672,647	$1,363,672
Accrued interest	129,596	105,315
Taxes payable	238,020	60,539
Accrued payroll, vacation and bonus payable	1,049,359	895,803
Accrued operating expenses	773,252	418,287
Total	$3,862,874	$2,843,616